Unaudited Interim Condensed Consolidated Statement of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Unaudited Interim Condensed Consolidated Statement of Operations [Abstract]
Vessel revenue, net	$ 23,041	$ 12,832
Expenses:
Voyage expenses	(978)	(1,149)
Vessel operating expenses	(9,918)	(9,137)
Management fees	(281)	(263)
Management fees- related party	(884)	(563)
General and administration expenses	(1,505)	(3,325)
Depreciation and amortization	(4,705)	(3,482)
Amortization of deferred dry-docking costs	(1,514)	(87)
Operating income / (loss)	3,256	(5,174)
Other income / (expenses), net:
Interest and finance costs	(4,134)	(2,979)
Interest and other income	164	287
Loss on extinguishment of debt	(22)	0
Foreign currency exchange gain / (loss), net	68	(48)
Total other expenses, net	(3,924)	(2,740)
Net loss	(668)	(7,914)
Dividends to non-vested participating securities	0	(77)
Net loss attributable to common shareholders	$ (668)	$ (7,991)
Loss per common share, basic (in dollars per share)	$ (0.08)	$ (0.99)
Loss per common share, diluted (in dollars per share)	$ (0.08)	$ (0.99)
Weighted average number of common shares outstanding, basic (in shares)	8,716,477	8,030,666
Weighted average number of common shares outstanding, diluted (in shares)	8,808,705	8,030,666